Touchstone Sands Capital Emerging Markets Growth Fund Expense Example, No Redemption - Touchstone Sands Capital Emerging Markets Growth Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 216
Expense Example, No Redemption, 3 Years	758
Expense Example, No Redemption, 5 Years	1,326
Expense Example, No Redemption, 10 Years	$ 2,872